TOWERJAZZ PANASONIC SEMICONDUCTOR CO., LTD. ESTABLISHMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Business Acquisition [Line Items]
Gain on acquisition	$ 166,404
TPSCo [Member]
Business Acquisition [Line Items]
Current assets				91,414
Machinery and equipment				245,278
Intangible assets				24,520
Total assets as of acquisition date				361,212
Current liabilities				1,426
Long-term Loan				85,249
Deferred tax liability				93,602
Estimated fair value of assets				180,277
Net assets as of acquisition date				180,935
The fair value non-controlling interests in TPSCo				7,120
Tower's consideration				7,411
Gain on acquisition				$ 166,404
Percentage of interests acquired				51.00%